SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED USING THE BLACK-SCHOLES OPTION PRICING MODEL

	As of December 31,	As of December 31,
	2023	2022
Exercise price	$0.8-$0.14	$0.28-$0.65
Expected volatility	95%-90%	93%-95%
Risk-free interest	4.5%-3.8%	1.5%-4.5%
Expected life of up to (years)	4.1-4.4	3.5-4.5

SCHEDULE OF OPTION ACTIVITY

The following table summarizes the option activity for the years ended December 31, 2024, 2023 and 2022 for options granted to employees, officers, and directors:

	As of December 31,
	2024			2023			2022
	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)
Outstanding at beginning of period	35,619,883	$0.13	4.13	34,253,216	$0.43	5.92	22,860,713	$0.5	4.84
Granted	-			2,675,000			13,075,000
Exercised	-			-			(33,333)
Forfeited	(4,971,112)			(1,308,333)			(1,649,164)
Outstanding at the end of period	30,648,771	$0.14	4.1	35,619,883	$0.13	4.13	34,253,216	$0.43	5.92
Exercisable at the end of period	25,321,689			23,525,726			19,427,796

SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE

The total share-based compensation expense, related to Ordinary Shares, RSUs, options granted to employees, directors and service providers was comprised, at each period, as follows:

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Cost of revenues	1	9	25
Research and development	387	849	929
Sales and Marketing	36	118	196
General and administrative	364	465	676
	788	1,441	1,826
Less: Share-based compensation expense attributable to non-controlling interests	61	150	225
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	727	1,291	1,601